CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ₫ in Millions		Ordinary shares VND (₫) shares	Ordinary shares USD ($) shares	Additional paid-in capital VND (₫)	Additional paid-in capital USD ($)	Accumulated losses VND (₫)	Accumulated losses USD ($)	Other comprehensive loss VND (₫)	Other comprehensive loss USD ($)	Non-controlling interests VND (₫)	Non-controlling interests USD ($)	VND (₫) shares		USD ($) shares
Beginning balance at Dec. 31, 2022	[1]	₫ 871,021		₫ 15,893,667		₫ (130,331,673)		₫ (104,065)		₫ 77,442,544		₫ (36,228,506)
Beginning balance (in shares) at Dec. 31, 2022 | shares	[1]	2,299,999,998	2,299,999,998
Net loss for the year						(60,168,126)				(82,222)		(60,250,348)	[1]
Foreign currency translation adjustment								(281,808)				(281,808)	[1]
Issuance of ordinary shares		₫ 6,076,150		(1,470,984)								4,605,166
Issuance of ordinary shares (in shares) | shares		26,897,366	26,897,366
Share based compensation to service providers		₫ 6,020										6,020
Share based compensation to service providers (in shares) | shares		32,463	32,463
Allocation of commitment shares issued under Standby Equity Subscription Agreement		₫ 118,828		(6,528)								112,300
Allocation of commitment shares issued under Standby Equity Subscription Agreement (in shares) | shares		800,000	800,000
Warrants exercised and additional paid to convert into capital		₫ 2,775,517		122,403								2,897,920
Warrants exercised and additional paid to convert into capital (in shares) | shares		10,058,671	10,058,671
Changes in ownership in existing subsidiaries without losing control						(2,757)				2,757
Deemed contribution through awards granted by shareholders to the Company's employees and others				144,083								144,083
Deemed contribution from owners through cash donation to the Company				23,575,858						7,600		23,583,458
Ending balance at Dec. 31, 2023	[1]	₫ 9,847,536		38,258,499		(190,502,556)		(385,873)		77,370,679		(65,411,715)
Ending balance (in shares) at Dec. 31, 2023 | shares	[1]	2,337,788,498	2,337,788,498
Net loss for the year						(77,265,364)				(89,585)		(77,354,949)
Foreign currency translation adjustment								(74,771)				(74,771)
Share based compensation to service providers		₫ 19,631		115,630								135,261
Share based compensation to service providers (in shares) | shares		1,023,998	1,023,998
Allocation of commitment shares issued under Standby Equity Subscription Agreement				(40,416)								(40,416)
Changes in ownership in existing subsidiaries without losing control						(24,249)				24,249
Deemed contribution through awards granted by shareholders to the Company's employees and others				(53,566)								(53,566)
Additional capital contribution to VinFast Vietnam										20,000,000		20,000,000
Deemed contribution from owners through cash donation to the Company				21,994,658								21,994,658
Deemed contribution from owner through free electric charging offered to VinFast's customers				5,900,755								5,900,755
Change in terms of previously issued Dividend Preference Shares				27,498,416						(27,498,416)
Ending balance at Dec. 31, 2024		₫ 9,867,167		93,673,976		(267,792,169)		(460,644)		69,806,927		₫ (94,904,743)
Ending balance (in shares) at Dec. 31, 2024 | shares		2,338,812,496	2,338,812,496									2,338,812,496		2,338,812,496
Net loss for the year						(99,384,659)				(198,189)		₫ (99,582,848)		$ (3,964,127,543)
Foreign currency translation adjustment								(111,915)				₫ (111,915)		$ (4,455,038)
Issuance of ordinary shares (in shares) | shares												7,157,726,181		7,157,726,181
Share based compensation to service providers				62,001								₫ 62,001
Share based compensation to service providers (in shares) | shares		723,334	723,334
Allocation of commitment shares issued under Standby Equity Subscription Agreement				(42,280)								(42,280)
Warrants exercised and additional paid to convert into capital		₫ 53										53
Warrants exercised and additional paid to convert into capital (in shares) | shares		180	180
Deemed contribution through awards granted by shareholders to the Company's employees and others				(6,646)								(6,646)
Additional capital contribution to a subsidiary										16		16
Additional capital contribution to VinFast Vietnam										40,000,000		40,000,000
Spin off of Novatech Research and Development JSC	[2]			40,792,257						(1,601,846)		39,190,411
Deemed contribution from owners through cash donation to the Company	[3]			23,000,173								23,000,173
Change in terms of previously issued Dividend Preference Shares	[4]			26,466,103						(26,466,103)
Ending balance at Dec. 31, 2025		₫ 9,867,220	$ 392,787,707	₫ 183,945,584	$ 7,322,383,026	₫ (367,176,828)	$ (14,616,330,082)	₫ (572,559)	$ (22,792,046)	₫ 81,540,805	$ 3,245,921,938	₫ (92,395,778)		$ (3,678,029,457)
Ending balance (in shares) at Dec. 31, 2025 | shares		2,339,536,010	2,339,536,010									2,339,536,010		2,339,536,010

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control
[2]	Refer to Note 3 Spin-off of Novatech Research and Development JSC
[3]	This represents financial supports in form of cash injected into the Group from Mr. Pham Nhat Vuong, the Managing Director and CEO of the Company,(“Mr. Pham”) being recognized in the consolidated statements of shareholders’ equity. Please refer to Note 23, Section “Capital Funding Agreement” for details.
[4]	Refer to Note 22 Dividend Preference Shares